LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2015
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2014	2015
	RMB	RMB
Land use rights	37,675	38,576
Accumulated amortization	(5,876)	(6,854)

Land use rights, net	31,799	31,722